Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.5%
Ryanair Holdings PLC, ADR(a)	26,473	$3,090,723

Banks — 8.3%
AIB Group PLC(a)	762,282	2,528,603
Bank of Ireland Group PLC(a)	477,560	3,050,560
Permanent TSB Group Holdings PLC(a)	54,533	98,753
		5,677,916
Building Products — 4.5%
Kingspan Group PLC	33,297	3,114,646

Construction Materials — 20.7%
CRH PLC	274,301	14,223,615

Containers & Packaging — 5.4%
Ardagh Group SA	29,912	739,126
Smurfit Kappa Group PLC	56,467	2,983,860
		3,722,986
Equity Real Estate Investment Trusts (REITs) — 4.2%
Hibernia REIT PLC	1,025,325	1,510,402
Irish Residential Properties REIT PLC	695,109	1,347,764
		2,858,166
Food & Staples Retailing — 2.3%
Total Produce PLC	513,137	1,601,896

Food Products — 14.8%
Glanbia PLC	160,985	2,683,715
Kerry Group PLC, Class A	48,435	6,523,874
Origin Enterprises PLC	200,841	917,048
		10,124,637
Health Care Providers & Services — 2.1%
Uniphar PLC(a)	339,405	1,423,772

Hotels, Restaurants & Leisure — 17.4%
Dalata Hotel Group PLC(a)	320,541	1,723,797
Flutter Entertainment PLC(a)	55,045	10,192,439
		11,916,236
Household Durables — 4.2%
Cairn Homes PLC(a)	1,108,516	1,443,701
Security	Shares	Value

Household Durables (continued)
Glenveagh Properties PLC(a)(b)	1,159,083	$1,400,865
		2,844,566
Insurance — 0.2%
FBD Holdings PLC(a)	9,809	106,458

Life Sciences Tools & Services — 4.3%
ICON PLC(a)	13,325	2,981,602

Marine — 1.9%
Irish Continental Group PLC(a)	247,333	1,327,085

Trading Companies & Distributors — 5.1%
Fly Leasing Ltd., ADR(a)	36,557	618,179
Grafton Group PLC.	173,899	2,895,283
		3,513,462
Total Common Stocks — 99.9%
(Cost: $48,935,842)		68,527,766

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	30,000

Total Short-Term Investments — 0.0%
(Cost: $30,000)		30,000

Total Investments in Securities — 99.9%
(Cost: $48,965,842)		68,557,766

Other Assets, Less Liabilities — 0.1%		74,769

Net Assets — 100.0%		$68,632,535

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$10,000	(a)	$—	$—	$—	$30,000	30,000	$7	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	06/18/21	$98	$2,253

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,411,362	$52,116,404	$—	$68,527,766
Money Market Funds	30,000	—	—	30,000
	$16,441,362	$52,116,404	$—	$68,557,766
Derivative financial instruments(a)
Assets
Futures Contracts	$2,253	$—	$—	$2,253

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust